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John Hancock Financial Services
JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
June 19, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) on behalf of:
Retirement Living through 2050 Portfolio (formerly Lifecycle 2050 Portfolio)
Retirement Living through 2045 Portfolio (formerly Lifecycle 2045 Portfolio)
Retirement Living through 2040 Portfolio (formerly Lifecycle 2040 Portfolio)
Retirement Living through 2035 Portfolio (formerly Lifecycle 2035 Portfolio)
Retirement Living through 2030 Portfolio (formerly Lifecycle 2030 Portfolio)
Retirement Living through 2025 Portfolio (formerly Lifecycle 2025 Portfolio)
Retirement Living through 2020 Portfolio (formerly Lifecycle 2020 Portfolio)
Retirement Living through 2015 Portfolio (formerly Lifecycle 2015 Portfolio)
Retirement Living through 2010 Portfolio (formerly Lifecycle 2010 Portfolio)(the “Funds”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.
The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on June 1, 2012 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0000950123-12-008805), each of which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at 617-663-4326.
Sincerely,

/s/ Andrew Wilkins Andrew Wilkins
Assistant Secretary